Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($) EbitdaMultiple RevenueMultiple	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($) RevenueMultiple
Other Investments Equity Securities FVOCI [Member] | PasajeBus SpA [Member]
Disclosure of detailed information about financial instruments [line items]
Net revenue multiple, significant unobservable inputs | RevenueMultiple	2
Net EBITDA multiple, significant unobservable inputs | EbitdaMultiple	9.6
Other Liabilities Related to Business Combinations [Member] | Simplotel [Member]
Disclosure of detailed information about financial instruments [line items]
Risk free interest rate, Significant unobservable inputs			6.60%
Other Liabilities Related to Business Combinations [Member] | Simplotel [Member] | Revenue [Member]
Disclosure of detailed information about financial instruments [line items]
Revenue, Significant unobservable inputs	$ 2,579	$ 3,054
Other Liabilities Related to Business Combinations [Member] | Simplotel [Member] | EBITDA [Member]
Disclosure of detailed information about financial instruments [line items]
EBITDA (loss), Significant unobservable inputs	$ 474	$ 385
Other Liabilities Related to Business Combinations [Member] | Savaari [Member]
Disclosure of detailed information about financial instruments [line items]
Risk free interest rate, Significant unobservable inputs	6.55%		6.55%
Bottom of Range [Member] | Other Investments Equity Securities FVOCI [Member]
Disclosure of detailed information about financial instruments [line items]
Net revenue multiple, significant unobservable inputs | RevenueMultiple			3.7
Bottom of Range [Member] | Other Liabilities Related to Business Combinations [Member] | Simplotel [Member]
Disclosure of detailed information about financial instruments [line items]
Volatility, Significant unobservable inputs			23.20%
Discount rate, Significant unobservable inputs			13.30%
Bottom of Range [Member] | Other Liabilities Related to Business Combinations [Member] | Savaari [Member]
Disclosure of detailed information about financial instruments [line items]
Volatility, Significant unobservable inputs	17.90%		22.30%
Discount rate, Significant unobservable inputs	15.00%		17.40%
Net revenue, Significant unobservable inputs	$ 6,713		$ 9,217
Servicing margin, Significant unobservable inputs	1,032		1,424
Profit before tax, Significant unobservable inputs	$ 879		2,124
Financial parameters, Significant unobservable inputs			$ 4,549
Top of Range [Member] | Other Investments Equity Securities FVOCI [Member]
Disclosure of detailed information about financial instruments [line items]
Net revenue multiple, significant unobservable inputs | RevenueMultiple			4.8
Top of Range [Member] | Other Liabilities Related to Business Combinations [Member] | Simplotel [Member]
Disclosure of detailed information about financial instruments [line items]
Volatility, Significant unobservable inputs			48.00%
Discount rate, Significant unobservable inputs			19.00%
Top of Range [Member] | Other Liabilities Related to Business Combinations [Member] | Savaari [Member]
Disclosure of detailed information about financial instruments [line items]
Volatility, Significant unobservable inputs	42.10%		40.50%
Discount rate, Significant unobservable inputs	20.00%		25.00%
Net revenue, Significant unobservable inputs	$ 10,446		$ 14,575
Servicing margin, Significant unobservable inputs	1,576		2,199
Profit before tax, Significant unobservable inputs	$ 1,633		4,345
Financial parameters, Significant unobservable inputs			$ 6,656